Deferred income (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred income
Deferred maintenance and license revenue	€ 44,905	€ 42,780	€ 34,287
Deferred (project) fees	5,485	7,285	3,537
Deferred government grants	1,102	933	435
Total	51,492	50,998	38,259
current	40,791	41,721	33,307
non-current	€ 10,701	€ 9,277	€ 4,952